Deferred tax - Deferred tax assets not recognized (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Tax losses utilized	$ 118,477	$ 97,794